Offerings	Jun. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	126,000
Proposed Maximum Offering Price per Unit	8.00
Maximum Aggregate Offering Price	$ 1,008,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 139.20
Offering Note	Represents up to 126,000 shares of common stock, par value $0.001 per share, registered for resale by the selling stockholders.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the registrant’s common stock, as reported on the OTCQB Marketplace on June 15, 2026. The shares covered by this registration statement may be sold by the selling stockholders from time to time at fixed prices, prevailing market prices, prices related to prevailing market prices, negotiated prices, or other prices permitted by applicable law.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable upon conversion of convertible promissory notes
Amount Registered | shares	1,250
Proposed Maximum Offering Price per Unit	8.00
Maximum Aggregate Offering Price	$ 10,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1.38
Offering Note	Represents up to 1,250 shares of common stock issuable upon conversion of convertible promissory notes issued pursuant to securities purchase agreements dated November 9, 2025, convertible at a price of $10.00 per share, subject to customary adjustment provisions.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the registrant’s common stock, as reported on the OTCQB Marketplace on June 15, 2026. The shares covered by this registration statement may be sold by the selling stockholders from time to time at fixed prices, prevailing market prices, prices related to prevailing market prices, negotiated prices, or other prices permitted by applicable law.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable upon exercise of common stock purchase warrants
Amount Registered | shares	52,780
Proposed Maximum Offering Price per Unit	8.00
Maximum Aggregate Offering Price	$ 422,240.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 58.31
Offering Note	Represents up to 52,780 shares of common stock issuable upon exercise of common stock purchase warrants issued pursuant to securities purchase agreements dated November 9, 2025, exercisable on a cashless basis, comprised of 52,155 shares underlying warrants exercisable at a 3x cashless ratio and 625 shares underlying warrants exercisable at a 4x cashless ratio. Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of additional shares of common stock that may become issuable as a result of stock splits, stock dividends, recapitalizations or similar transactions.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the registrant’s common stock, as reported on the OTCQB Marketplace on June 15, 2026. The shares covered by this registration statement may be sold by the selling stockholders from time to time at fixed prices, prevailing market prices, prices related to prevailing market prices, negotiated prices, or other prices permitted by applicable law.